Segment Reporting	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segment reporting

Note 14 — Segment reporting

For the six months ended June 30, 2024 and 2023, the Group’s CODM reviewed the financial information of the business carried out by the Group on a consolidated basis. Therefore, the Group has one operating segment, which is the provision of global trade software application and technology services. The Group operates solely in the PRC and all of the Group’s long-lived assets are located in the PRC. The following table presents revenues by the service lines:

	For the six months ended June 30,
	2024	2023
REVENUES:
Application development services*	$884,538	$2,179,167
Consulting and technical support services	2,383,000	1,477,740
Subscription services	215,355	294,528
Trading revenue	1,375,319	2,605,970
Other revenue	135,832	27,324
Total revenues	$4,994,044	$6,584,729

*	For the six months ended June 30, 2024 and 2023, certain application development service arrangements included sales of IT equipment. Such revenue of $292,101 and $1,247,232 was included in the application development service revenue for the six months ended June 30, 2024 and 2023, respectively.